Balance Sheets (Parenthetical)	Sep. 30, 2011	Sep. 30, 2010
Stockholders' equity
Common stock - par	0.32	0.32
Common share - authorized	31,250,000	31,250,000
Common share - issued	13,643,750	11,143,750